SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data

Financial income,  net:

	Year ended December 31,
	2012	2013	2014
Financial income (expenses):

Interest on bank deposits and other	$2,476	$2,223	$2,053
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,918	3,255	3,828

Bank charges	(219)	(281)	(242)
Foreign currency translation differences, net	(383)	(703)	163

	$4,792	$4,494	$5,802